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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  AMERICAN NATIONAL INCOME FUND, INC.
     File Numbers:  002-35602
                    811-01916

Dear Sir or Madam:

          Pursuant to paragraph (j) of Rule 497 (the "Rule") under the Securities Act of 1933, the captioned registrant hereby certifies, in lieu of filing under paragraph (c) of the Rule, that the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) would not have differed from that contained in the registrant's most recent amendment to the registration statement, Post-Effective Amendment No. 37.

                                         AMERICAN NATIONAL INCOME FUND, INC.

                                         By:  /s/ Teresa E. Axelson
                                         ------------------------------------

                                         Teresa Axelson, Secretary



April 23, 1998